Financial instruments and risk concentration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Notional amount of foreign currency derivatives	$ 459
Notional amount of foreign currency derivative contract to sell Japanese yen	211
Notional amount of foreign currency derivative sale contracts euros	120
Notional amount of foreign currency derivative contract to sell British pound sterling	33
Allowance for doubtful accounts, current
Accounts receivable allowances [Roll Forward]
Balance at beginning of year	31	19	18
Additions charged (credited) to operating results	(9)	12	1
Recoveries and write-offs, net	0	0	0
Balance at end of year	$ 22	$ 31	$ 19